OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Employees and payroll accruals	$ 195	$ 207
Accrued expenses	748	1,903
Government (mainly tax provision)	3,580	2,344
Advance rent payments	313	483
Tenant security deposits	98	138
Other	57	56
Other accounts payable and accrued expenses	$ 4,991	$ 5,131